UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21371
                                                    ----------

                              Phoenix Adviser Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,             John H. Beers, Esq.
 Counsel and Secretary for Registrant         Vice President and Counsel
    Phoenix Life Insurance Company          Phoenix Life Insurance Company
           One American Row                        One American Row
       Hartford, CT 06103-2899                 Hartford, CT 06103-2899
        ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: February 28
                                              ------------

                   Date of reporting period: February 28, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               [GRAPHIC OMITTED]
                                                                    PHOENIX

                                                                 ANNUAL REPORT


Phoenix Focused Value Fund
Phoenix Foreign Opportunities Fund



                      |                  | Wouldn't you rather have this
                      |                  | document e-mailed to you?
TRUST NAME:           |                  | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX ADVISER TRUST | FEBRUARY 28, 2007| E-DELIVERY AT PHOENIXFUNDS.COM
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Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
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This report is not authorized for distribution to prospective investors in the Phoenix Adviser Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      We are pleased to provide this report for the fiscal year ended February 28, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

MARCH 2007

TABLE OF CONTENTS

Glossary .........................................................           3
Phoenix Focused Value Fund .......................................           4
Phoenix Foreign Opportunities Fund ...............................          13
Notes to Financial Statements ....................................          24
Report of Independent Registered Public Accounting Firm ..........          30
Board of Trustees' Consideration of Investment Advisory Agreements          31
Results of Shareholder Meeting ...................................          35
Fund Management Tables ...........................................          38

--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

EPS (EARNINGS PER SHARE)
Past 5 Years measures the trailing five-year earnings-per-share growth of a portfolio's holdings.

FFCB
Federal Farm Credit Bank.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE(R) INDEX (NET)
The MSCI EAFE(R) Index (Net) is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX FOCUSED VALUE FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, ED WALCZAK

Q: HOW DID THE PHOENIX FOCUSED VALUE FUND PERFORM FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 2007?

A: For the fiscal year ended February 28, 2007, the Fund's Class A shares returned 11.44% and Class C shares returned 10.56%. For the same period, the S&P 500(R) Index, which is a broad-based equity index, returned 11.97%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: On Wall Street, stocks gradually inched higher during most of the last month of the fiscal year ended February 28, 2007--before a sharp sell-off in Chinese stocks at the end of February weighed on global and U.S. stocks. The S&P 500(R) Index was dragged down by materials, financial and consumer discretionary stocks, and all gains made during the previous trading days of the month were wiped out. Those hoping that the U.S. housing market had hit bottom were given little to cheer about when the National Association of Realtors released a mixed set of January home sales figures, showing a larger-than-expected fall in home prices, in what marked the sixth consecutive month of declining home prices.

      These less-than-favorable events, however, came at the end of a relatively good fiscal year, during which time investors in U.S. stocks enjoyed their best equity market performance since 2003. All 10 sectors had positive returns during the period, with telecommunications being the top sector, followed by energy. Health care and information technology lagged slightly behind the top two.

      Earnings reports also illustrated the relative strength of the largest companies, such as General Electric, IBM, Johnson & Johnson, and Procter & Gamble. The largest stocks in the S&P 500 reported fewer negative surprises and 2007 EPS (Earnings Per Share) revisions were less negative for large-cap stocks than their smaller-cap counterparts.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: It is important to note that our defensive style has served us well when the last 10 years are taken into consideration. For example, $10,000 invested in 1997 has grown to $20,896 in 2007, with consistently positive gains since 2003.

      Although our recent returns have looked stingy in the robust bull market of the last several years, the long-term objective of the Fund is to achieve superior returns over the market, with far less risk (because we typically confine ourselves to higher-quality companies, unless we make an analytical error). With the addition to the portfolio this year of such names as Altria and Procter & Gamble and the reduction of Fannie Mae (as that stock rallied in recognition of substantial progress on its accounting issues and a significant reduction in political risk), we believe that our portfolio offers substantially less business risk today than does the market.

      With the current bull market seeming to be getting a bit long in the tooth, and growing expectations that volatility could increase, we believe that defensive-related sectors could be the beneficiaries. Consequently, we recently increased our overweight allocation to the consumer staples sector. Other new additions to the portfolio include Kellogg and Pepsi. We continue to believe that the combination of the impact of a sharp slowdown in housing, combined with the cumulative effect of the Federal Reserve rate hikes, could lead to a more severe economic slowdown than the market is now expecting. Should this prediction be accurate, it could provide support to the market's defensive sectors in 2007.

                                                                      MARCH 2007

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Focused Value Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 2/28/07

                                                                                          INCEPTION     INCEPTION
                                                     1 YEAR        5 YEARS    10 YEARS    TO 2/28/07      DATE
                                                     ------        -------    --------    ----------    ---------
        Class A Shares at NAV (2)                    11.44%         7.15%      10.00%            --           --
        Class A Shares at POP (3,4)                   5.04          5.89        9.36             --           --

        Class C Shares at NAV (2)                    10.56            --          --          10.37%     10/9/02
        Class C Shares with CDSC (4)                 10.56            --          --          10.37      10/9/02

        S&P 500(R) Index                             11.97          6.82        7.65         Note 5       Note 5


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5 INDEX PERFORMANCE IS 16.59% FOR CLASS C (SINCE 10/9/02).

GROWTH OF $10,000                                            PERIODS ENDING 2/28

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 2/28/97 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of the other share class will be greater or less than that shown based on difference in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


           Phoenix Focused Value Fund Class A   S&P 500 Index
2/28/97                $ 9,425                      $10,000
2/27/98                 12,694                       13,503
2/26/99                 12,790                       16,186
2/29/00                  9,974                       18,106
2/28/01                 15,530                       16,608
2/28/02                 17,316                       15,025
2/28/03                 15,251                       11,617
2/27/04                 21,074                       16,096
2/28/05                 21,589                       17,216
2/28/06                 21,945                       18,662
2/28/07                 24,456                       20,896


For information regarding the index, see the glossary on page 3.

Phoenix Focused Value Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Focused Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning            Ending          Expenses Paid
Focused Value Fund          Account Value       Account Value         During
Class A                    August 31, 2006     February 28, 2007      Period*
------------------         ---------------     -----------------   -------------
Actual                        $1,000.00           $1,065.40            $6.62
Hypothetical (5% return
  before expenses)             1,000.00            1,018.30             6.49

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.30%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                              Beginning            Ending          Expenses Paid
Focused Value Fund          Account Value       Account Value         During
Class C                    August 31, 2006     February 28, 2007      Period*
------------------         ---------------     -----------------   -------------
Actual                        $1,000.00           $1,060.90           $10.46
Hypothetical (5% return
  before expenses)             1,000.00            1,014.52            10.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.05%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Focused Value Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        2/28/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                    37%
Consumer Staples              29
Consumer Discretionary        15
Health Care                    4
Other                         15


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007

                                                  SHARES        VALUE
                                                 --------    ------------

DOMESTIC COMMON STOCKS--69.4%

APPAREL RETAIL--1.9%
TJX Cos., Inc. (The) ........................      37,600    $  1,034,000

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Liz Claiborne, Inc. .........................      20,800         936,000

BROADCASTING & CABLE TV--2.9%
Entercom Communications Corp. ...............      25,300         723,327
Saga Communications, Inc. Class A(b) ........      86,795         844,515
                                                             ------------
                                                                1,567,842
                                                             ------------
DIVERSIFIED BANKS--5.9%
Wachovia Corp. ..............................      23,364       1,293,665
Wells Fargo & Co. ...........................      54,000       1,873,800
                                                             ------------
                                                                3,167,465
                                                             ------------
HOME FURNISHINGS--1.0%
Mohawk Industries, Inc.(b) ..................       6,130         536,497

HOMEFURNISHING RETAIL--1.0%
Bed Bath & Beyond, Inc.(b) ..................      13,600         542,504

HOUSEHOLD PRODUCTS--2.6%
Procter & Gamble Co. (The) ..................      22,045       1,399,637

HYPERMARKETS & SUPER CENTERS--3.9%
Wal-Mart Stores, Inc. .......................      43,300       2,091,390

MULTI-LINE INSURANCE--6.7%
American International Group, Inc. ..........      54,200       3,636,820


                                                  SHARES        VALUE
                                                 --------    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp. .......................      17,700    $    900,399

PACKAGED FOODS & MEATS--3.3%
General Mills, Inc. .........................      21,800       1,228,648
Kellogg Co. .................................      11,100         554,112
                                                             ------------
                                                                1,782,760
                                                             ------------
PHARMACEUTICALS--3.4%
Johnson & Johnson ...........................      29,300       1,847,365

PROPERTY & CASUALTY INSURANCE--10.2%
AMBAC Financial Group, Inc. .................       8,000         701,120
Berkshire Hathaway, Inc. Class A(b) .........          40       4,247,600
Cincinnati Financial Corp. ..................      12,992         561,514
                                                             ------------
                                                                5,510,234
                                                             ------------
PUBLISHING--1.9%
Gannett Co., Inc. ...........................      16,700       1,023,042

REGIONAL BANKS--3.0%
Fifth Third Bancorp .........................      40,000       1,611,200

SOFT DRINKS--3.3%
Coca-Cola Co. (The) .........................      26,200       1,223,016
PepsiCo, Inc. ...............................       8,600         543,090
                                                             ------------
                                                                1,766,106
                                                             ------------
SPECIALIZED CONSUMER SERVICES--1.8%
Block (H&R), Inc. ...........................      44,300         964,854

SPECIALTY STORES--1.0%
Tiffany & Co. ...............................      12,060         525,093

                        See Notes to Financial Statements

Phoenix Focused Value Fund

                                                  SHARES        VALUE
                                                 --------    ------------

THRIFTS & MORTGAGE FINANCE--9.4%
Fannie Mae ..................................      23,174    $  1,314,661
Freddie Mac .................................      58,600       3,760,948
                                                             ------------
                                                                5,075,609
                                                             ------------
TOBACCO--2.8%
Altria Group, Inc. ..........................      17,800       1,500,184

-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $32,580,314)                                  37,419,001
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--14.7%

DISTILLERS & VINTNERS--2.3%
Diageo plc Sponsored ADR
(United Kingdom) ............................      15,900       1,262,301

PACKAGED FOODS & MEATS--7.9%
Cadbury Schweppes plc Sponsored ADR
(United Kingdom) ............................      47,100       2,026,713

Nestle S.A. Sponsored ADR
(Switzerland) ...............................      24,115       2,241,282
                                                             ------------
                                                                4,267,995
                                                             ------------
SPECIALTY STORES--1.6%
Signet Group plc Sponsored ADR
(United Kingdom) ............................      36,900         857,187

TOBACCO--2.9%
British American Tobacco plc Sponsored ADR
(United Kingdom) ............................      25,200       1,537,452

-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,374,042)                                    7,924,935
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--84.1%
(IDENTIFIED COST $38,954,356)                                  45,343,936
-------------------------------------------------------------------------


                                                PAR VALUE
                                                  (000)         VALUE
                                                ---------    ------------
SHORT-TERM INVESTMENTS--15.2%

FEDERAL AGENCY SECURITIES(d)--2.4%
FFCB 5.18%, 3/2/07 ..........................    $  1,305    $  1,304,812

COMMERCIAL PAPER(d)--12.8%
Ciesco LLC 5.25%, 3/1/07 ....................       1,000       1,000,000
Lockhart Funding LLC 5.27%, 3/1/07 ..........         805         805,000
Ranger Funding Co. LLC 5.26%, 3/5/07 ........       1,015       1,014,407
Chariot Funding LLC 5.26%, 3/7/07 ...........       1,070       1,069,062
Danske Corp. 5.25%, 3/8/07 ..................       1,385       1,383,586
George Street Finance LLC
5.27%, 3/13/07 ..............................       1,230       1,227,839
CIT Group, Inc. 5.25%, 3/21/07 ..............         410         408,804
                                                             ------------
                                                                6,908,698
                                                             ------------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,213,510)                                    8,213,510
-------------------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $47,167,866)                                  53,557,446(a)

Other assets and liabilities, net--0.7%                           395,905
                                                             ------------
NET ASSETS--100.0%                                           $ 53,953,351
                                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,973,077 and gross depreciation of $733,106 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $47,317,475.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Focused Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007

ASSETS
Investment securities at value
   (Identified cost $47,167,866)                                   $53,557,446
Receivables
   Investment securities sold                                          607,510
   Fund shares sold                                                    104,587
   Dividends                                                            66,284
Prepaid expenses                                                        16,828
Other assets                                                             9,987
                                                                   -----------
   Total assets                                                     54,362,642
                                                                   -----------
LIABILITIES
Cash overdraft                                                             221
Payables
   Investment securities purchased                                     288,309
   Fund shares repurchased                                              17,027
   Professional fee                                                     30,428
   Investment advisory fee                                              27,696
   Distribution and service fees                                        12,649
   Transfer agent fee                                                   10,798
   Trustee deferred compensation plan                                    9,987
   Administration fee                                                    7,571
   Trustees' fee                                                            54
   Other accrued expenses                                                4,551
                                                                   -----------
   Total liabilities                                                   409,291
                                                                   -----------
NET ASSETS                                                         $53,953,351
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $46,969,951
Distributions in excess of net investment income                        (2,035)
Accumulated net realized gain                                          595,855
Net unrealized appreciation                                          6,389,580
                                                                   -----------
NET ASSETS                                                         $53,953,351
                                                                   ===========

CLASS A
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $50,501,816)                  2,582,322
Net asset value per share                                               $19.56
Offering price per share $19.56/(1-5.75%)                               $20.75

CLASS C
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $3,451,535)                     182,393
Net asset value and offering price per share                            $18.92


                             STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 2007

INVESTMENT INCOME
Dividends                                                          $   954,446
Interest                                                               438,766
Foreign taxes withheld                                                  (7,783)
                                                                   -----------
     Total investment income                                         1,385,429
                                                                   -----------
EXPENSES
Investment advisory fee                                                420,211
Service fees, Class A                                                  131,666
Distribution and service fees, Class C                                  33,619
Financial agent fee                                                     19,306
Administration fee                                                      30,032
Transfer agent                                                          90,105
Professional                                                            35,605
Registration                                                            31,261
Printing                                                                27,739
Trustees                                                                13,977
Custodian                                                                9,868
Miscellaneous                                                           10,060
                                                                   -----------
     Total expenses                                                    853,449
Less expenses reimbursed by investment adviser                        (120,511)
Custodian fees paid indirectly                                            (257)
                                                                   -----------
     Net expenses                                                      732,681
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                           652,748
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              3,349,314
Net change in unrealized appreciation (depreciation)
   on investments                                                    1,993,882
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS                                       5,343,196
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ 5,995,944
                                                                   ===========
                       See Notes to Financial Statements

Phoenix Focused Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                              Year Ended       Year Ended
                                                                                          February 28, 2007   February 28, 2006
                                                                                          -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   652,748       $    410,168
   Net realized gain (loss)                                                                     3,349,314          3,642,690
   Net change in unrealized appreciation (depreciation)                                         1,993,882         (3,474,699)
                                                                                              -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  5,995,944            578,159
                                                                                              -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (632,518)          (344,668)
   Net investment income, Class C                                                                 (22,265)            (3,861)
   Net investment income, Investor Class                                                               --           (117,053)
   Net investment income, Class I                                                                      --             (6,240)
   Net realized short-term gains, Class A                                                        (441,358)          (299,802)
   Net realized short-term gains, Class C                                                         (29,478)           (20,711)
   Net realized short-term gains, Investor Class                                                       --                 --
   Net realized short-term gains, Class I                                                              --                 --
   Net realized long-term gains, Class A                                                       (2,905,893)        (2,611,498)
   Net realized long-term gains, Class C                                                         (195,932)          (338,851)
   Net realized long-term gains, Investor Class                                                        --         (3,003,384)
   Net realized long-term gains, Class I                                                               --           (181,221)
                                                                                              -----------        -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (4,227,444)        (6,927,289)
                                                                                              -----------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (214,969 and 153,804 shares, respectively)                     4,223,855          2,953,908
   Net asset value of shares issued from reinvestment of distributions
      (200,821 and 167,817 shares, respectively)                                                3,900,905          3,161,352
   Proceeds from shares issued in connection with reclassification from Investor
      Class Shares (0 and 2,994,554 shares, respectively) (See Note 12)                                --         59,058,124
   Proceeds from shares issued in connection with reclassification from Class I
      Shares (0 and 180,929 shares, respectively) (See Note 12)                                        --          3,568,308
   Cost of shares repurchased (801,256 and 776,140 shares, respectively)                      (15,615,689)       (15,023,305)
                                                                                              -----------        -----------
Total                                                                                          (7,490,929)        53,718,387
                                                                                              -----------        -----------
CLASS C
   Proceeds from sales of shares (11,112 and 32,657 shares, respectively)                         211,825            624,826
   Net asset value of shares issued from reinvestment of distributions
      (13,138 and 19,183 shares, respectively)                                                    247,675            357,909
   Cost of shares repurchased (41,668 and 25,821 shares, respectively)                           (772,829)          (486,444)
                                                                                              -----------        -----------
Total                                                                                            (313,329)           496,291
                                                                                              -----------        -----------
INVESTOR CLASS
   Proceeds from sales of shares (0 and 104,213 shares, respectively)                                  --          2,119,477
   Net asset value of shares issued from reinvestment of distributions
      (0 and 156,298 shares, respectively)                                                             --          3,050,945
   Cost of shares repurchased (0 and 680,869 shares, respectively)                                     --        (13,656,695)
   Value of shares liquidated in connection with reclassification
      to Class A Shares (0 and 3,005,502 shares, respectively) (See Note 12)                           --        (59,058,124)
                                                                                              -----------        -----------
Total                                                                                                  --        (67,544,397)
                                                                                              -----------        -----------
CLASS I
   Proceeds from sales of shares (0 and 1,207 shares, respectively)                                    --             24,188
   Net asset value of shares issued from reinvestment of distributions
      (0 and 9,048 shares, respectively)                                                               --            176,169
   Cost of shares repurchased (0 and 19,186 shares, respectively)                                      --           (382,874)
   Value of shares liquidated in connection with reclassification to
      Class A Shares (0 and 182,057 shares, respectively) (See Note 12)                                --         (3,568,308)
                                                                                              -----------        -----------
Total                                                                                                  --         (3,750,825)
                                                                                              -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (7,804,258)       (17,080,544)
                                                                                              -----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (6,035,758)       (23,429,674)

NET ASSETS
   Beginning of period                                                                         59,989,109         83,418,783
                                                                                              -----------        -----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF $(2,035) AND $0, RESPECTIVELY)                   $53,953,351        $59,989,109
                                                                                              ===========        ===========


                        See Notes to Financial Statements

Phoenix Focused Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                          ----------------------------------------------------------------------------
                                                                          FOR THE PERIOD
                                             YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004 TO  YEAR ENDED DECEMBER 31,
                                          ------------------------------   FEBRUARY 29,     --------------------------
                                           2007       2006        2005         2004           2003         2002
Net asset value, beginning of period      $18.97     $20.74      $22.69       $21.82         $18.64       $19.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)             0.24(5)    0.12(5)     0.03           --(2)        0.03        (0.09)
   Net realized and unrealized gain (loss)  1.90       0.19        0.48         0.87           4.47        (0.33)
                                          ------     ------      ------       ------         ------       ------
TOTAL FROM INVESTMENT OPERATIONS            2.14       0.31        0.51         0.87           4.50        (0.42)
                                          ------     ------      ------       ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.25)     (0.15)         --           --             --           --
   Distributions from net realized gains   (1.30)     (1.93)      (2.46)          --          (1.32)       (0.80)
                                          ------     ------      ------       ------         ------       ------
     TOTAL DISTRIBUTIONS                   (1.55)     (2.08)      (2.46)          --          (1.32)       (0.80)
                                          ------     ------      ------       ------         ------       ------
   Payment by affiliate(6)                    --         --          --(2)        --             --           --
                                          ------     ------      ------       ------         ------       ------
Change in net asset value                   0.59      (1.77)      (1.95)        0.87           3.18        (1.22)
                                          ------     ------      ------       ------         ------       ------
NET ASSET VALUE, END OF PERIOD            $19.56     $18.97      $20.74       $22.69         $21.82       $18.64
                                          ======     ======      ======       ======         ======       ======

Total return(1)                            11.44%      1.65%       2.45%        3.99 %(4)     24.54 %      (2.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) $50,502    $56,307      $5,120       $3,746         $3,752     $112,302
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                   1.26%      1.15%       1.15%        1.15 %(3)      2.11 %       1.72 %
   Gross operating expenses                 1.48%      1.50%       1.85%        1.96 %(3)      2.11 %       1.74 %
   Net investment income (loss)             1.21%      0.61%       0.18%       (0.33)%(3)     (0.88)%      (0.63)%
Portfolio turnover                            35%        34%         40%          55 %(3)        21 %         76 %

                                                                      CLASS C
                                          -----------------------------------------------------------------------------
                                                                          FOR THE PERIOD    YEAR ENDED   FROM INCEPTION
                                             YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004 TO DECEMBER 31,   OCTOBER 9 TO
                                          ------------------------------   FEBRUARY 29,    ------------   DECEMBER 31,
                                           2007       2006        2005         2004           2003           2002
Net asset value, beginning of period      $18.43     $20.23      $22.35       $21.52         $18.60         $17.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)             0.08(5)   (0.01)(5)   (0.04)          --(2)       (0.07)         (0.06)
   Net realized and unrealized gain (loss)  1.84       0.16        0.38         0.83           4.31           1.97
                                          ------     ------      ------       ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS       1.92       0.15        0.34         0.83           4.24           1.91
                                          ------     ------      ------       ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.13)     (0.02)         --           --             --           --
   Distributions from net realized gains   (1.30)     (1.93)      (2.46)          --          (1.32)         (0.80)
                                          ------     ------      ------       ------         ------         ------
     TOTAL DISTRIBUTIONS                   (1.43)     (1.95)      (2.46)          --          (1.32)         (0.80)
                                          ------     ------      ------       ------         ------         ------
   Payment by affiliate(6)                    --         --          --(2)        --             --             --
                                          ------     ------      ------       ------         ------         ------
Change in net asset value                   0.49      (1.80)      (2.12)        0.83           2.92           1.11
                                          ------     ------      ------       ------         ------         ------
NET ASSET VALUE, END OF PERIOD            $18.92     $18.43      $20.23       $22.35         $21.52         $18.60
                                          ======     ======      ======       ======         ======         ======
Total return(1)                            10.56%      0.86 %      1.68 %       3.86 %(4)     23.18 %        10.82 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $3,451     $3,682      $3,516       $1,827         $1,344           $355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                   2.02%      1.90 %      1.90 %       1.90 %(3)      3.16 %         2.72 %(3)
   Gross operating expenses                 2.23%      2.34 %      2.59 %       2.72           3.16 %(3)      2.74 %(3)
   Net investment income (loss)             0.45%     (0.07)%     (0.57)%      (1.05)%(3)     (1.81)%        (1.63)%(3)
Portfolio turnover                            35%        34 %        40 %         55 %(3)        21 %           76 %(3)

(1) Sales charges are not reflected in total return calculation.
(2) Amount is less than $0.01.
(3) Annualized.
(4) Not Annualized.
(5) Computed using average shares outstanding.
(6) Payment by affiliate. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements

PHOENIX FOREIGN OPPORTUNITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, RAJIV JAIN

Q: HOW DID THE PHOENIX FOREIGN OPPORTUNITIES FUND PERFORM FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 2007?

A: For the fiscal year ended February 28, 2007, the Fund's Class A shares returned 20.39%, Class C shares returned 19.46% and Class I shares (formerly Class X shares) returned 14.84% (for the period of May 15, 2006, inception of the Class, through February 28, 2007). For the period of March 1, 2006, to February 28, 2007, the S&P 500(R) Index, a broad-based equity index, returned 11.97% and the MSCI EAFE(R) Index (Net), which is the Fund's style-specific index appropriate for comparison returned 21.07%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The stumble in many emerging markets and the pause in developed markets, which started off 2007, brought to the forefront many of the risks regarding the availability of the tremendous liquidity that has been supporting stocks and bonds. During the fiscal year ended February 28, 2007, fears of overvaluation emerged amid a series of record highs for several Asian equity markets, including China and South Korea, and six-year peaks for Europe's benchmarks. However, during the last month of the fiscal year, global equity markets (ex-U.S.), as measured by the MSCI-EAFE Index, recovered slightly from their fall. However, despite these small setbacks, global equity markets performed well for most of the 12-month period ended February 28, 2007.

      Toward the end of the fiscal year, global equity markets experienced their best period since 2003, as continued strong profit growth, a healthy appetite for risk and strong liquidity propelled European, Asian, and Latin American markets to double-digit gains for the year. The Fund also participated in these double-digit advances, although it moderately lagged the benchmark.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Strong stock selection, a commitment to overweighting favored companies, and good performance in emerging markets drove the Fund's performance for the year. The Fund remains committed to taking long positions in select, high-quality companies. Historically, this has allowed us to have lower turnover and lower volatility than the benchmark--and this is expected to increase the resiliency of our portfolio during down markets.

      The Fund is positioned to take advantage of a shift away from commodities and export-driven companies. We continue to favor consumer staples and maintain an overweight allocation to European and emerging markets--as strong fundamentals, attractive valuations, and solid growth prospects have the potential to support continued investor interest for the long term.


                                                                      MARCH 2007

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Foreign Opportunities Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 2/28/07

                                                                                          INCEPTION     INCEPTION
                                                     1 YEAR        5 YEARS    10 YEARS    TO 2/28/07      DATE
                                                     ------        -------    --------    ----------    ---------
        Class A Shares at NAV (2)                     20.39%        19.77%      9.32%           --           --
        Class A Shares at POP (3,4)                   13.47         18.36       8.67            --           --

        Class C Shares at NAV (2)                     19.46            --         --         24.19%    10/10/03
        Class C Shares with CDSC (4)                  19.46            --         --         24.19     10/10/03

        Class I (f/k/a Class X) Shares at NAV            --            --         --         14.84      5/15/06

        S&P 500(R) Index                              11.97          6.82       7.65        Note 5       Note 5

        MSCI EAFE(R) Index (Net)                      21.07         16.42       8.07        Note 6       Note 6


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5 INDEX PERFORMANCE IS 12.13% FOR CLASS C SHARES (SINCE 10/10/03) AND 10.36% FOR
  CLASS I SHARES (SINCE 5/15/06).
6 INDEX PERFORMANCE IS 21.34% FOR CLASS C SHARES (SINCE 10/10/03) AND 11.53% FOR
  CLASS I SHARES (SINCE 5/15/06).

GROWTH OF $10,000                                            PERIODS ENDING 2/28

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 2/28/97 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of the other share classes will be greater or less than that shown based on difference in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


         Phoenix Foreign Opportunities Fund Class A  MSCI EAFE INDEX (Net)      S&P 500 Index
2/28/97                  $9,425                           $10,000               $10,000
2/27/98                  11,098                            11,548                13,503
2/26/99                  11,491                            12,120                16,186
2/29/00                  17,072                            15,204                18,106
2/28/01                  12,494                            12,546                16,608
2/28/02                   9,323                            10,165                15,025
2/28/03                   8,544                             8,390                11,617
2/27/04                  12,420                            12,885                16,096
2/28/05                  15,665                            15,293                17,216
2/28/06                  19,083                            17,956                18,662
2/28/07                  22,974                            21,739                20,896

For information regarding the indexes, see the glossary on page 3.

Phoenix Foreign Opportunities Fund


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Foreign Opportunities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution or service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning            Ending          Expenses Paid
Foreign Opportunities Fund  Account Value       Account Value         During
Class A                    August 31, 2006     February 28, 2007      Period*
------------------         ---------------     -----------------   -------------
Actual                        $1,000.00           $1,107.10            $7.21
Hypothetical (5% return
  before expenses)             1,000.00            1,017.87             6.93



*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.38%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning            Ending          Expenses Paid
Foreign Opportunities Fund  Account Value       Account Value         During
Class C                    August 31, 2006     February 28, 2007      Period*
------------------         ---------------     -----------------   -------------
Actual                        $1,000.00           $1,102.50            $11.21
Hypothetical (5% return
  before expenses)             1,000.00            1,014.00             10.79

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning            Ending          Expenses Paid
Foreign Opportunities Fund  Account Value       Account Value         During
Class I (f/k/a Class X)    August 31, 2006     February 28, 2007      Period*
------------------         ---------------     -----------------   -------------
Actual                        $1,000.00           $1,108.20            $5.96
Hypothetical (5% return
  before expenses)             1,000.00            1,019.07             5.72

*EXPENSES ARE EQUAL TO THE FUND'S CLASS I ANNUALIZED EXPENSE RATIO OF 1.14%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Foreign Opportunities Fund

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS                                                       2/28/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

United Kingdom                24%
Switzerland                   13
Australia                      7
Spain                          7
India                          7
Japan                          7
Ireland                        6
Other                         29

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007


                                                  SHARES        VALUE
                                                 --------    ------------
FOREIGN COMMON STOCKS(c)--91.1%

AUSTRALIA--7.2%
Aristocrat Leisure Ltd. (Casinos & Gaming) ..     572,075    $  7,572,376

Australia and New Zealand Banking Group Ltd.
(Diversified Banks) .........................     390,075       9,005,041

Westfield Group (Real Estate Management &
Development) ................................     504,779       8,650,297

Woolworths Ltd. (Food Retail) ...............     482,037      10,330,449
                                                             ------------
                                                               35,558,163
                                                             ------------
BELGIUM--3.5%
Colruyt SA (Food Retail) ....................      31,100       6,782,521
InBev N.V. (Brewers) ........................     156,250      10,361,390
                                                             ------------
                                                               17,143,911
                                                             ------------
BRAZIL--2.4%
Banco Itau Holding Financieira SA Sponsored ADR
(Diversified Banks) .........................     183,550       6,279,245

Souza Cruz SA (Tobacco) .....................     297,100       5,394,176
                                                             ------------
                                                               11,673,421
                                                             ------------
FRANCE--2.5%
M6-Metropole Television SA (Broadcasting &
Cable TV) ...................................     144,475       5,129,641


                                                  SHARES        VALUE
                                                 --------    ------------
FRANCE--CONTINUED
Total SA (Integrated Oil & Gas) .............      88,975    $  6,007,337
Total SA Sponsored ADR (Integrated Oil & Gas)      14,114         950,154
                                                             ------------
                                                               12,087,132
                                                             ------------

INDIA--4.0%
HDFC Bank Ltd. (Diversified Banks) ..........      52,600       1,110,807
HDFC Bank Ltd. ADR (Diversified Banks) ......     172,775      11,467,077

Housing Development Finance Corp. ...........
(Consumer Finance) ..........................     208,400       7,094,543
                                                             ------------
                                                               19,672,427
                                                             ------------
IRELAND--6.3%
Allied Irish Banks plc (Diversified Banks) ..     167,975(f)    4,937,041
Allied Irish Banks plc (Diversified Banks) ..      27,825(g)      819,292
Anglo Irish Bank Corp. plc (Diversified Banks)  1,176,810      25,072,971
                                                             ------------
                                                               30,829,304
                                                             ------------
JAPAN--6.7%
Daito Trust Construction Co. Ltd.(Homebuilding)   117,500       5,695,887

Millea Holdings, Inc. (Property & Casualty
Insurance) ..................................     359,100      13,434,786

Toyota Motor Corp. (Automobile Manufacturers)     199,300      13,498,742
                                                             ------------
                                                               32,629,415
                                                             ------------
                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                                                  SHARES        VALUE
                                                 --------    ------------

MEXICO--4.8%
America Movil S.A. de C.V (Wireless
Telecommunication Services) .................     593,592    $  1,297,329

America Movil S.A. de C.V. ADR Series L
(Wireless Telecommunication Services) .......     272,150      11,920,170

Grupo Modelo S.A. de C.V. Series C (Brewers)    2,010,400      10,201,283
                                                             ------------
                                                               23,418,782
                                                             ------------
NETHERLANDS--1.8%
TNT N.V. (Air Freight & Logistics) ..........     209,050       8,993,748

NORWAY--2.3%
Orkla ASA (Industrial Conglomerates) ........     174,950      11,382,341

SOUTH AFRICA--1.7%
Remgro Ltd. (Industrial Conglomerates) ......     352,148       8,375,083

SOUTH KOREA--2.9%
Kangwon Land, Inc. (Casinos & Gaming)(b) ....     248,870       4,743,779
KT&G Corp. (Tobacco) ........................      76,280       4,609,039

S1 Corp. (Diversified Commercial &
Professional Services) ......................     117,230       4,680,735
                                                             ------------
                                                               14,033,553
                                                             ------------

SPAIN--7.1%
Banco Bilbao Vizcaya Argentaria SA
(Diversified Banks) .........................   1,018,085      24,830,356

Enagas S.A. (Gas Utilities) .................     206,913       4,717,877
Red Electrica de Espana (Electric Utilities)      119,925       5,459,360
                                                             ------------
                                                               35,007,593
                                                             ------------

SWITZERLAND--12.4%
Kuehne & Nagel International AG (Marine) ....     163,571      12,481,214
Lindt & Spruengli AG (Packaged Foods & Meats)       1,042       2,501,552

Nestle S.A. Registered Shares
(Packaged Foods & Meats) ....................      33,800      12,590,417

Novartis AG ADR (Pharmaceuticals) ...........     262,851      14,569,831

Roche Holding AG Registered Shares
(Pharmaceuticals) ...........................     104,150      18,577,461
                                                             ------------
                                                               60,720,475
                                                             ------------

                                                  SHARES        VALUE
                                                 --------    ------------
TAIWAN--1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. .
Sponsored ADR (Semiconductors) ..............     571,994    $  6,349,131

UNITED KINGDOM--24.2%
Barrat Developments plc (Homebuilding) ......     187,125       4,329,606
British American Tobacco plc (Tobacco) ......     852,779      25,945,332
Diageo plc (Distillers & Vintners) ..........     693,975      13,691,943
Imperial Tobacco Group plc (Tobacco) ........     377,465      15,717,514
Northern Rock plc (Thrifts & Mortgage Finance)    521,575      11,617,191
Reckitt Benckiser plc (Household Products) ..     199,202      10,031,896

Royal Bank of Scotland Group plc
(Diversified Banks) .........................     286,764      11,315,555

Tesco plc (Food Retail) .....................   3,065,516      26,011,096
                                                             ------------
                                                              118,660,133
                                                             ------------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $380,966,352)                                446,534,612
-------------------------------------------------------------------------
FOREIGN PARTICIPATION NOTES(c)--3.0%

INDIA--3.0%
CLSA Financial Product Ltd. - Bharti Tele-Ventures
Ltd. Strike price .000001 Indian Rupee, expiration
date 5/31/10 (Broadcasting & Cable TV)(b) ...     851,275      13,823,003

CLSA Financial Product Ltd. - HDFC Bank Ltd.
Class A Strike Price .000001 Indian Rupee,
expiration date 6/28/10 (Diversified Banks)(b)     50,520       1,066,932

-------------------------------------------------------------------------
TOTAL FOREIGN PARTICIPATION NOTES
(IDENTIFIED COST $12,812,577)                                  14,889,935
-------------------------------------------------------------------------

FOREIGN OPTIONS(c)--0.3%

Novartis AG-Registered Shares Call Option
exercise price 50 CHF, expiration date 12/18/09
(Pharmaceuticals)(e) ........................         312         512,491

Roche Holdings AG-Registered Shares Call Option
exercise price 160 CHF, expiration date 12/18/09
(Pharmaceuticals)(e) ........................         157         847,218
-------------------------------------------------------------------------
TOTAL FOREIGN OPTIONS
(IDENTIFIED COST $1,418,622)                                    1,359,709
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $395,197,551)                                462,784,256
-------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                                                   PAR
                                                  VALUE
                                                  (000)         VALUE
                                                 --------    ------------
SHORT-TERM INVESTMENTS--5.8%

COMMERCIAL PAPER(d)--5.8%
Bank of America Corp. 5.25%, 3/1/07 .........    $  4,570    $  4,570,000
Clipper Receivables Co. LLC 5.33%, 3/1/07 ...       3,800       3,800,000
Lockhart Funding LLC 5.33%, 3/1/07 ..........      10,000      10,000,000
Sysco Corp. 5.26%, 3/1/07 ...................       4,215       4,215,000
Procter & Gamble Co. 5.24%, 3/5/07 ..........       5,672       5,668,698
-------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                         28,253,698
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28,253,698)                                  28,253,698
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $423,451,249)                                491,037,954(a)

Other assets and liabilities, net--(0.2)%                      (1,123,408)
                                                             ------------
NET ASSETS--100.0%                                           $489,914,546
                                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $64,959,790 and gross depreciation of $1,020,335 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $427,098,499.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.
(e) Illiquid.
(f) Shares traded on London Exchange.
(g) Shares traded on Dublin Exchange.

                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                 INDUSTRY DIVERSIFICATION
             AS A PERCENTAGE OF TOTAL VALUE OF
                TOTAL LONG-TERM INVESTMENTS
                        (UNAUDITED)

Air Freight & Logistics                               1.9%
Automobile Manufacturers                              2.9
Brewers                                               4.4
Broadcasting & Cable TV                               4.1
Casinos & Gaming                                      2.7
Consumer Finance                                      1.5
Distillers & Vintners                                 3.0
Diversified Banks                                    20.7
Diversified Commercial & Professional Services        1.0
Electric Utilities                                    1.2
Food Retail                                           9.3
Gas Utilities                                         1.0
Homebuilding                                          2.2
Household Products                                    2.2
Industrial Conglomerates                              4.3
Integrated Oil & Gas                                  1.5
Marine                                                2.7
Packaged Foods & Meats                                3.3
Pharmaceuticals                                       7.5
Property & Casualty Insurance                         2.9
Real Estate Management & Development                  1.8
Semiconductors                                        1.4
Thrifts & Mortgage Finance                            2.5
Tobacco                                              11.2
Wireless Telecommunication Services                   2.8
                                                    -----
                                                    100.0%
                                                    =====


                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007

ASSETS
Investment securities at value
   (Identified cost $423,451,249)                                 $491,037,954
Foreign currency at value
   (Identified cost $72)                                                    72
Cash                                                                     2,302
Receivables
   Fund shares sold                                                 11,797,617
   Dividends                                                           330,821
   Investment securities sold                                          163,877
   Tax reclaims                                                          6,982
Unrealized appreciation on forward currency contracts                  256,215
Prepaid expenses                                                        43,851
Other assets                                                            37,139
                                                                  ------------
     Total assets                                                  503,676,830
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   7,946,605
   Fund shares repurchased                                           3,222,599
   Investment advisory fee                                             332,960
   Distribution and service fees                                       100,896
   Transfer agent fee                                                   44,042
   Trustee deferred compensation plan                                   37,139
   Administration fee                                                   27,907
   Foreign capital gain taxes                                           17,841
   Trustees' fee                                                           528
   Dividend distributions                                                   72
   Other accrued expenses                                               81,623
Unrealized depreciation on forward currency contracts                1,950,072
                                                                  ------------
     Total liabilities                                              13,762,284
                                                                  ------------
NET ASSETS                                                        $489,914,546
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $430,715,507
Distributions in excess of net investment income                    (1,462,682)
Accumulated net realized gain (loss)                                (5,170,552)
Net unrealized appreciation                                         65,832,273
                                                                  ------------
NET ASSETS                                                        $489,914,546
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $360,822,199)                14,433,765
Net asset value per share                                               $25.00
Offering price per share $25.00 /(1-5.75%)                              $26.53

CLASS C
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $45,154,297)                  1,816,847
Net asset value and offering price per share                            $24.85

CLASS I (F/K/A CLASS X)
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $83,938,050)                  3,358,084
Net asset value and offering price per share                            $25.00


                             STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 2007


INVESTMENT INCOME
Dividends                                                          $ 5,227,735
Interest                                                               823,853
Foreign taxes withheld                                                (431,188)
                                                                   -----------
     Total investment income                                         5,620,400
                                                                   -----------
EXPENSES
Investment advisory fee                                              2,210,068
Service fees, Class A                                                  497,461
Distribution and service fees, Class C                                 162,756
Administration fee                                                     148,400
Financial agent fee                                                     36,379
Transfer agent                                                         270,427
Custodian                                                              143,904
Printing                                                               100,012
Registration                                                            57,976
Professional                                                            37,797
Trustees                                                                34,124
Miscellaneous                                                           18,479
                                                                   -----------
     Total expenses                                                  3,717,783
Less expenses reimbursed by investment adviser                        (145,109)
Custodian fees paid indirectly                                          (3,604)
                                                                   -----------
     Net expenses                                                    3,569,070
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                         2,051,330
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             23,320,180
Net realized gain (loss) on foreign currency transactions           (1,663,713)
Net change in unrealized appreciation (depreciation)
   on investments                                                   23,189,748
Net change in unrealized appreciation (depreciation)
   on foreign currency translation                                  (1,901,206)
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS                                      42,945,009
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $44,996,339
                                                                   ===========


                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                              Year Ended       Year Ended
                                                                                          February 28, 2007   February 28, 2006
                                                                                          -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  2,051,330       $  1,294,045
   Net realized gain (loss)                                                                    21,656,467         10,027,567
   Net change in unrealized appreciation (depreciation)                                        21,288,542          9,995,840
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 44,996,339         21,317,452
                                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (1,512,542)          (871,892)
   Net investment income, Class C                                                                 (45,520)           (25,564)
   Net investment income, Class I (f/k/a Class X)                                                (499,259)                --
   Net investment income, Investor Class                                                               --           (399,218)
   Net investment income, Class I                                                                      --             (7,243)
   Net realized short-term gains, Class A                                                        (800,360)          (207,392)
   Net realized short-term gains, Class C                                                         (56,216)            (4,051)
   Net realized short-term gains, Class I (f/k/a Class X)                                        (249,367)                --
   Net realized short-term gains, Investor Class                                                       --                 --
   Net realized short-term gains, Class I                                                              --                 --
   Net realized long-term gains, Class A                                                       (4,376,890)        (6,508,637)
   Net realized long-term gains, Class C                                                         (388,207)          (188,273)
   Net realized long-term gains, Class I (f/k/a Class X)                                       (1,109,596)                --
   Net realized long-term gains, Investor Class                                                        --           (442,517)
   Net realized long-term gains, Class I                                                               --             (8,447)
                                                                                             ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (9,037,957)        (8,663,234)
                                                                                             ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (9,887,380 and 2,318,218 shares, respectively)               239,920,974         46,486,488
   Net asset value of shares issued from reinvestment of distributions
     (270,015 and 360,787 shares, respectively)                                                 6,284,602          7,217,681
   Proceeds from shares issued in conjunction with Plan of Reorganization (574,941 and
     0 shares, respectively) (See Note 12)                                                     12,673,037                 --
   Proceeds from shares issued in connection with reclassification from Investor Class
     Shares (0 and 4,306,343 shares, respectively) (See Note 12)                                       --         80,965,935
   Proceeds from shares issued in connection with reclassification from Class I
     Shares (0 and 91,955 shares, respectively) (See Note 12)                                          --          1,721,837
   Cost of shares repurchased (2,306,245 and 1,211,883 shares, respectively)                  (54,482,190)       (24,121,399)
                                                                                             ------------       ------------
Total                                                                                         204,396,423        112,270,542
                                                                                             ------------       ------------
CLASS C
   Proceeds from sales of shares (1,512,251 and 285,073 shares, respectively)                  36,932,314          5,795,380
   Net asset value of shares issued from reinvestment of distributions
     (15,001 and 4,622 shares, respectively)                                                      344,090             92,407
   Proceeds from shares issued in conjunction with Plan of Reorganization (66,354 and 0
     shares, respectively) (See Note 12)                                                        1,457,044                 --
   Cost of shares repurchased (57,864 and 10,635 shares, respectively)                         (1,350,669)          (215,081)
                                                                                             ------------       ------------
Total                                                                                          37,382,779          5,672,706
                                                                                             ------------       ------------
CLASS I (F/K/A CLASS X)
   Proceeds from sales of shares (1,408,560 and 0 shares, respectively)                        34,448,164                 --
 Net asset value of shares issued from reinvestment of distributions
     (46,128 and 0 shares, respectively)                                                        1,064,555                 --
   Proceeds from shares issued in conjunction with Plan of Reorganization (2,113,337 and 0
     shares, respectively) (See Note 12)                                                       46,590,175                 --
   Cost of shares repurchased (209,941 and 0 shares, respectively)                             (4,936,648)                --
                                                                                             ------------       ------------
Total                                                                                          77,166,246                 --
                                                                                             ------------       ------------
INVESTOR CLASS
   Proceeds from sales of shares (0 and 799,723 shares, respectively)                                  --         15,039,510
   Net asset value of shares issued from reinvestment of distributions
     (0 and 45,107 shares, respectively)                                                               --            826,824
   Cost of shares repurchased (0 and 1,493,484 shares, respectively)                                   --        (27,521,385)
   Value of shares liquidated in connection with reclassification to Class A Shares (0
     and 4,313,582 shares, respectively) (See Note 12)                                                 --        (80,965,935)
                                                                                             ------------       ------------
Total                                                                                                  --        (92,620,986)
                                                                                             ------------       ------------
CLASS I
   Proceeds from sales of shares (0 and 4,363 shares, respectively)                                    --             82,848
   Net asset value of shares issued from reinvestment of distributions
     (0 and 558 shares, respectively)                                                                  --             10,228
   Cost of shares repurchased (0 and 970 shares, respectively)                                         --            (17,920)
   Value of shares liquidated in connection with reclassification to Class A Shares (0
     and 91,733 shares, respectively) (See Note 12)                                                    --         (1,721,837)
                                                                                             ------------       ------------
Total                                                                                                  --         (1,646,681)
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  318,945,448         23,675,581
                                                                                             ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      354,903,830         36,329,799

NET ASSETS
   Beginning of period                                                                        135,010,716         98,680,917
                                                                                             ------------       ------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     OF $(1,462,682) AND $(323,099), RESPECTIVELY)                                           $489,914,546       $135,010,716
                                                                                             ============       ============


                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                          ----------------------------------------------------------------------------
                                                                          FOR THE PERIOD
                                             YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004 TO  YEAR ENDED DECEMBER 31,
                                          ------------------------------   FEBRUARY 29,     --------------------------
                                           2007       2006        2005         2004           2003         2002
Net asset value, beginning of period      $21.47     $19.02      $15.47       $14.84         $11.86       $12.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)             0.21(6)    0.17(6)     0.16        (0.03)          0.12         0.03
   Net realized and unrealized gain (loss)  4.08       3.85        3.81         0.66           3.39        (1.05)
                                          ------     ------      ------       ------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS       4.29       4.02        3.97         0.63           3.51        (1.02)
                                          ------     ------      ------       ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.17)     (0.22)      (0.16)          --          (0.06)          --
   Distributions from net realized gains   (0.59)     (1.35)      (0.26)          --          (0.43)          --
   Tax return of capital                      --         --          --           --          (0.06)          --
                                          ------     ------      ------       ------         ------       ------
     TOTAL DISTRIBUTIONS                   (0.76)     (1.57)      (0.42)          --          (0.55)          --
                                          ------     ------      ------       ------         ------       ------
   Payment by affiliate(3)                    --         --          --(2)        --           0.02           --
                                          ------     ------      ------       ------         ------       ------

Change in net asset value                   3.53       2.45        3.55         0.63           2.98        (1.02)
                                          ------     ------      ------       ------         ------       ------
NET ASSET VALUE, END OF PERIOD            $25.00     $21.47      $19.02       $15.47         $14.84       $11.86
                                          ======     ======      ======       ======         ======       ======
Total return(1)                            20.39%     21.82%      26.15%(3)     4.25%(5)      30.07%       (7.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands)                       $360,822   $128,991      $2,714       $1,482         $1,473      $29,026
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                   1.37%      1.25%       1.25%        1.25%(4)       2.87%        2.44 %
   Gross operating expenses                 1.43%      1.62%       2.10%        2.63%(4)       3.21%        2.44 %
   Net investment income (loss)             0.88%      0.85%       1.50%        0.18%(4)       0.11%        0.18 %
Portfolio turnover                            57%        52%         32%          41%(4)         65%          98 %

                                                                 CLASS C
                                          -----------------------------------------------------------------
                                                                          FOR THE PERIOD     FROM INCEPTION
                                             YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004 TO  OCTOBER 10, 2003
                                          ------------------------------   FEBRUARY 29,     TO DECEMBER 31,
                                           2007       2006        2005         2004              2003
Net asset value, beginning of period      $21.41     $19.11      $15.55       $14.95            $13.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)            (0.01)(6)  (0.06)(6)    0.01        (0.06)             0.11
   Net realized and unrealized gain (loss)  4.11       3.92        3.84         0.66              1.34
                                          ------     ------      ------       ------            ------
     TOTAL FROM INVESTMENT OPERATIONS       4.10       3.86        3.85         0.60              1.45
                                          ------     ------      ------       ------            ------
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.07)     (0.21)      (0.03)          --                --
   Distributions from net realized gains   (0.59)     (1.35)      (0.26)          --             (0.43)
                                          ------     ------      ------       ------            ------
     TOTAL DISTRIBUTIONS                   (0.66)     (1.56)      (0.29)          --             (0.43)
                                          ------     ------      ------       ------            ------
   Payment by affiliate(3)                    --         --          --(2)        --              0.02
                                          ------     ------      ------       ------            ------
Change in net asset value                   3.44       2.30        3.56         0.60              1.04
                                          ------     ------      ------       ------            ------
NET ASSET VALUE, END OF PERIOD            $24.85     $21.41      $19.11       $15.55            $14.95
                                          ======     ======      ======       ======            ======
Total return(1)                            19.46 %    20.96 %     25.21%(3)     4.01 %(5)        10.71 %(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands)                        $45,154     $6,019         $39          $12               $11
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                   2.13 %     2.00 %      2.00%        2.00 %(4)         1.92 %(4)
   Gross operating expenses                 2.17 %     2.35 %      2.86%(4)     3.38 %(4)         5.85 %(4)
   Net investment income (loss)            (0.06)%    (0.29)%      0.76%       (1.05)%(4)        (0.14)%(4)
Portfolio turnover                            57 %       52 %        32%          41 %(4)           65 %(4)

(1) Sales charges are not reflected in total return calculation.
(2) Amount is less than $0.01.
(3) Payment by affiliate. See Note 3 in the Notes to Financial Statements.
(4) Annualized.
(5) Not annualized.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      CLASS I
                                                  (f/k/a Class X)
                                                --------------------
                                                  FROM INCEPTION
                                                  MAY 15, 2006 TO
                                                 FEBRUARY 28, 2007

Net asset value, beginning of period                  $22.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      0.13
   Net realized and unrealized gain (loss)              3.14
                                                      ------
     TOTAL FROM INVESTMENT OPERATIONS                   3.27
                                                      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.22)
   Distributions from net realized gains               (0.59)
                                                      ------
     TOTAL DISTRIBUTIONS                               (0.81)
                                                      ------
Change in net asset value                               2.46
                                                      ------
NET ASSET VALUE, END OF PERIOD                        $25.00
                                                      ======
Total return                                           14.84%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $83,938
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               1.13%(2)
   Gross operating expenses                             1.17%(2)
   Net investment income (loss)                         0.71%(2)
Portfolio turnover                                        57%(3)

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.


                        See Notes to Financial Statements

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007


1. ORGANIZATION
   Phoenix Adviser Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two Funds are offered for sale (each a "Fund"). The Phoenix Focused Value Fund ("Focused Value Fund") is non-diversified and seeks long-term capital appreciation. The Phoenix Foreign Opportunities Fund ("Foreign Opportunities Fund") is diversified and seeks long-term capital appreciation.
   The Funds offer the following classes of shares for sale:

                               Class A   Class C    Class I
                               -------   -------    -------
Focused Value Fund                X         X         --
Foreign Opportunities Fund        X         X         X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares (prior to January 5, 2007 formerly known as Class X shares) are sold without a sales charge.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.
   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (CONTINUED)

in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2007, the Foreign Opportunities Fund had entered into forward currency contracts as follows:


                                                                           Net
                                                                        Unrealized
    Contract             In Exchange       Settlement                 Appreciation
    to Sell                  for              Date         Value      (Depreciation)
------------------    -----------------     ---------   -----------   --------------
AUD     14,560,000    USD    11,338,309      6/21/07    $11,435,117   $   (96,808)
AUD      7,800,000    USD     6,058,885      6/21/07      6,125,956       (67,071)
CHF     24,000,000    USD    19,689,400      7/09/07     19,914,059      (224,659)
CHF     14,800,000    USD    12,047,213      7/09/07     12,280,337      (233,124)
EUR     19,600,000    USD    25,660,321      7/09/07     26,072,435      (412,114)
EUR     12,583,000    USD    16,388,100      7/09/07     16,738,237      (350,137)
GBP     16,900,000    USD    32,606,018      7/09/07     33,170,601      (564,583)
ZAR      9,135,000    USD     1,240,410      3/05/08      1,211,930        28,480
ZAR      9,135,000    USD     1,238,929      3/05/08      1,211,930        26,999
ZAR     16,117,320    USD     2,407,726      5/29/07      2,206,990       200,736
ZAR        165,000    USD        21,018      5/29/07         22,594        (1,576)
                                                                      -----------
                                                                      $(1,693,857)
                                                                      ===========
AUD    Australian Dollar      GBP   Pound Sterling
CHF    Swiss Francs           USD   United States Dollar
EUR    Euro                   ZAR   South African Rand

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (CONTINUED)


I. OPTIONS:
   Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   Certain Funds may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

J. PARTICIPATION NOTES:
   Each Fund may invest in participation notes. The Fund purchases the notes from a broker, who in turn purchases shares in the local market and issues a call note hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the note redeemed with the proceeds. Each note represents one share of the underlying stocks, therefore the price, performance and liquidity of the note are all directly linked to the underlying stock. The notes can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

Focused Value Fund .................................   0.75%
Foreign Opportunities Fund .........................   0.85%

   Vontobel Asset Management, Inc. ("Vontobel") is the subadviser to the Funds.

   For the period March 1, 2006 through March 31, 2006, PIC had contractually agreed to limit each Fund's operating expenses to the extent that such expenses exceeded the following percentages of average annual net assets:

                                         Class A      Class C
                                         --------    --------
Focused Value Fund ....................    1.15%       1.90%
Foreign Opportunities Fund ............    1.25%       2.00%

   Effective April 1, 2006, the Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes, and extraordinary expenses), through June 30, 2008, so that such expenses do not exceed the following percentages of the average annual net asset values of each Fund:

                                   Class A   Class C    Class I
                                   -------   -------    -------
Focused Value Fund ..............    1.25%     2.00%        --
Foreign Opportunities Fund ......    1.35%     2.10%      1.10%

   The Adviser will not seek to recapture any reimbursed expenses under these agreements, unless authorized by the Funds' Board of Trustees.
   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended February 28, 2007, as follows:

                                       Class A      Class C
                                     Net Selling    Deferred
                                    Commissions   Sales Charges
                                    -----------   -------------
Focused Value Fund ...............   $   1,505       $   266
Foreign Opportunities Fund .......     122,183         8,230

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares do not pay distribution and/or service fees.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and the Phoenix Edge Series Fund.
   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (CONTINUED)

fund accounting, tax services and related services provided by PFPC Inc. For the period ended February 28, 2007, the Trust incurred administration and/or financial agent fees totaling $234,117.
   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the year ended February 28, 2007, transfer agent fees were $360,532 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                 Transfer
                                                   Agent
                                                 Retained
                                               ------------

Focused Value Fund ...........................  $ 34,882
Foreign Opportunities Fund ...................   111,669

   At February 28, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:

                                                Aggregate
                                                Net Asset
                                      Shares      Value
                                      ------   ------------
Foreign Opportunities Fund
  Class A .........................  475,678   $11,891,950
  Class C .........................      645        16,028

   During the fiscal year ended February 28, 2005, Janus Services reimbursed the Focused Value Fund - Investor Shares $585 and International Equity Fund - Investor Shares $1,210, as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than 0.01% for the Foreign Opportunities Fund and had no impact on the Focused Value Fund.
   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities options, and forward currency contracts) during the period ended February 28, 2007, were as follows:

                                         Purchases               Sales
                                         ---------               -----
Focused Value Fund ...................  $ 16,710,105          $ 24,030,869
Foreign Opportunities Fund ...........   368,366,873           141,280,431

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   At February 28, 2007, the Focused Value Fund held securities issued by various companies in the financial and consumer staples sectors comprising 37% and 29%, respectively, of the net assets of the Fund.

6. ILLIQUID SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

7. 10% SHAREHOLDERS
   As of February 28, 2007, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                        % of Shares   Number of
                                        Outstanding   Accounts
                                        -----------   --------
Focused Value Fund* ..................     39.8%          2
Foreign Opportunities Fund ...........     18.2           1

   The shareholders are not affiliated with PNX.

* 1 account representing 15.13% of the shares outstanding are held by Bank Vontobel Holding AG, an affiliate of Vontobel Holding AG, which wholly owns Vontobel Asset Management, Inc., the Subadviser to the Trust.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (CONTINUED)

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. INDEMNIFICATIONS
   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers, which may be used to offset future capital gains:

                                                   Expiration Year
                                        ---------------------------------------
                                           2009         2010           Total
                                        ---------     --------      -----------
Foreign Opportunities Fund(1) .... ...  $2,598,305   $5,127,117     $7,725,422

   (1)Utilization of this capital loss carryover is subject to annual limitations.

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended February 28, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Focused Value Fund ...................    $        --
Foreign Opportunities Fund ...........     15,298,506

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended February 28, 2007, the Funds deferred and recognized post-October losses as follows:

                                              Currency
                                              Deferred
                                            -----------

Foreign Opportunities Fund ...........       $409,286

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                Undistributed Undistributed
                                                   Ordinary    Long-Term
                                                   Income     Capital Gains
                                                ------------- -------------
Focused Value Fund .........................      $  467,942     $277,522
Foreign Opportunities Fund .................       2,464,487      992,528

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of February 28, 2007, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                              Capital Paid
                                  in on
                                Shares of       Accumulated     Undistributed
                               Beneficial       Net Realized    Net Investment
                                Interest        Gain (Loss)     Income (Loss)
                              ------------      ------------    --------------
Focused Value Fund            $        --       $         --    $           --
Foreign Opportunities Fund     17,927,222        (16,793,630)       (1,133,592)

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (CONTINUED)


12. MERGER AND FUND INTEGRATION
   On May 22, 2006, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Overseas Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,113,337 Class I (f/k/a Class X) shares, 574,941 Class A shares, and 66,354 Class C shares of the Foreign Opportunities Fund outstanding on May 19, 2006 (valued at $46,590,175, $12,673,037 and $1,457,044, respectively) for 3,026,931 Class I (f/k/a Class X) shares, 788,867 Class A shares, 38,630 Class B shares and 95,679 Class C shares of the Overseas Fund outstanding on May 19, 2006. The Overseas Fund had net assets on that date of $60,720,256 including $17,640,290 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,971,708. The shareholders of each Class of the Overseas Fund received for each share owned approximately 0.70, 0.69 and 0.69 shares, respectively, for Class I (f/k/a Class
X), Class A, and Class C shares of the same class of the Foreign Opportunities Fund. At the time of the merger all Class B shares of the Overseas Fund were converted to Class A shares. As a result each Class B shareholder of Overseas Fund received 0.69 of Class A shares of the Foreign Opportunities Fund.
   At a meeting held on March 24, 2005, the Board of Trustees (the "Janus Board") of the Focused Value Fund and the International Equity Fund (each a "Janus Fund" and collectively, the "Janus Funds"), each a series of Janus Adviser Trust (the "Janus Trust") voted to approve a transaction (the "Transaction") whereby the Janus Trust and Janus Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").
   In connection with the Transaction, at a special meeting held on May 17, 2005, shareholders of the Janus Funds approved a new investment advisory agreement with PIC and the continuation of Vontobel as subadviser, pursuant to a new investment subadvisory agreement between PIC and Vontobel. Also, in connection with the Transaction, shareholders approved the reconstitution of the Janus Board with a new slate of trustees comprised of fourteen trustees of the Phoenix Funds.

   The Transaction was completed on June 20, 2005 and the names of Focused Value Fund and International Equity Fund changed to Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, respectively. Additionally, the Janus Trust was renamed the Phoenix Adviser Trust.
   Pursuant to the Transaction, on June 20, 2005, Janus Fund shareholders who held Class A and Class C shares remained in the same class of shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares had those shares converted to Class A shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares that were converted to Class A shares may continue, as long as such shares are held, to purchase Class A shares without any sales charges.

13. OTHER
   Effective January 5, 2007, Class X shares offered by the Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust were renamed to Class I shares. The fee structure for Class I shares is identical to that of the former Class X shares.

14. SUBSEQUENT EVENT
   The Board of Trustees of the Phoenix Insight Funds Trust (the "Board") has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Phoenix Insight International Fund, a series of Phoenix Insight Funds Trust with and into the Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust. The Phoenix Insight International Fund will transfer all or substantially all of its assets to the Phoenix Foreign Opportunities Fund in exchange for shares of the Phoenix Insight International Fund and the assumption by the Phoenix Foreign Opportunities Fund of all liabilities of the Phoenix Insight International Fund. Following the exchange, the Phoenix Insight International Fund will distribute the shares of the Phoenix Foreign Opportunities Fund to its shareholders pro rata, in liquidation of the Phoenix Insight International Fund. The merger took place on April 13, 2007.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

    For the fiscal year ended February 28, 2007, for federal income tax purposes, 57.4% of the ordinary income dividends earned by the Focused Value Fund qualify for the dividends received deduction for corporate shareholders.
    For the fiscal year ended February 28, 2007, the Focused Value Fund and Foreign Opportunities Fund hereby designate 70.3% and 100%, respectively, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
    For the fiscal year ended February 28, 2007, the Funds designated long-term capital gains dividends as follows:

                  Focused Value Fund .....................   $2,702,489
                  Foreign Opportunities Fund .............    5,468,195
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS
To the Board of Trustees of
Phoenix Adviser Trust and Shareholders of
Phoenix Focused Value Fund and
Phoenix Foreign Opportunities Fund


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund (constituting Phoenix Adviser Trust, hereafter referred to as the "Trust") at February 28, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods ended December 31, 2003, February 29, 2004, February 28, 2005, February 28, 2006, and February 28, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each Fund for the period ended December 31, 2002 were audited by other independent accountants whose report dated February 14, 2003, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOCUSED VALUE FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Vontobel Asset Management, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, effective June 20, 2005, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 1, 5 and 10 year periods, but had underperformed its benchmark for the year to date and the 3 year periods. While the Fund had been underperforming recently, Management noted this was not unexpected because the Fund was a contrarian fund and had a concentrated portfolio. The Board was satisfied with this explanation and the portfolio manager's approach to investing, noting the Fund had the same portfolio manager as when it was launched. The Board concluded that it was reasonable to approve the Advisory Agreement in view of Management's explanation of the Fund's performance.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOCUSED VALUE FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds due to expense caps, and that the management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that expense caps were in place for the Fund. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio manager in managing other accounts. In this regard, the Board noted that the portfolio manager had over 18 years of experience in the investment management business. The Board also considered the Subadvisor's experience in managing over $4 billion in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 1, 5 and 10 year periods, but had underperformed its benchmark for the year to date and the 3 year periods. Despite the swings in the Fund's performance, the Board determined the overall performance was acceptable.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOREIGN OPPORTUNITIES FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Vontobel Asset Management, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, effective June 20, 2005, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its relevant market index for all periods, while also ranking high among its peer group for all periods, and the Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOREIGN OPPORTUNITIES FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


noted that the total expenses of the Fund were less than the average total expenses for comparable funds, and that the management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio manager in managing other accounts. In this regard, the Board noted that the portfolio manager had over 12 years of experience in the investment management business with the Subadvisor. The Board also considered the Subadvisor's experience in managing over $4 billion in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had exceeded the benchmark and the Lipper peer group average for its investment style for the 1, 3, 5, 10 and year to date periods.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                              PHOENIX ADVISER TRUST
                                OCTOBER 31, 2006
                                   (UNAUDITED)

   At a special meeting of shareholders of Phoenix Adviser Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

      1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).

      2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).


NUMBER OF ELIGIBLE UNITS VOTED:
                                                        FOR             AGAINST
                                                        ----         ----------
1.  Election of Trustees

   E. Virgil Conway ............................... 184,988,673       3,323,612
   Harry Dalzell-Payne ............................ 184,968,150       3,344,135
   Daniel T. Geraci ............................... 185,039,505       3,272,780
   Francis E. Jeffries ............................ 184,982,536       3,329,750
   Leroy Keith, Jr. ............................... 185,064,437       3,247,848
   Marilyn E. LaMarche ............................ 185,056,244       3,256,041
   Philip R. McLoughlin ........................... 185,064,162       3,248,123
   Geraldine M. McNamara .......................... 185,124,965       3,187,321
   James M. Oates ................................. 185,055,972       3,256,314
   Richard E. Segerson ............................ 185,063,881       3,248,404
   Ferdinand L.J. Verdonck ........................ 185,042,223       3,270,062


                                                        FOR            AGAINST        ABSTAIN
                                                        ----          ---------      ---------
2. To ratify the appointment of
   PricewaterhouseCoopers LLC as the independent
   registered public accounting firm .............. 184,039,926       1,331,549      2,940,811

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX FOCUSED VALUE FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

   At a special meeting of shareholders of Phoenix Focused Value Fund (the "Fund"), a series of Phoenix Adviser Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to amend the fundamental investment restrictions of the funds of the Phoenix Adviser Trust to conform to the standard fundamental investment restrictions of the Phoenix Funds. (Proposal 5)

         5.a. Investment of more than 25% of assets in companies engaged in one industry
         5.b. Limits on borrowing
         5.c. Issuance of senior securities
         5.d. Underwriting activities
         5.e. Purchase and sale of real estate
         5.f. Limits on lending


NUMBER OF ELIGIBLE UNITS VOTED:
                                                          FOR            AGAINST          ABSTAIN      BROKER NON-VOTES
                                                          ---            -------          -------      ----------------
1. To amend the fundamental investment
   restrictions of the funds of the Phoenix
   Adviser Trust to conform to the standard
   fundamental investment restrictions of the
   Phoenix Funds.

   a. Investment of more than 25% of assets in
      companies engaged in one industry ...........    1,621,857          71,768           95,674           330,531

   b. Limits on borrowing .........................    1,619,744          62,387          107,168           330,531

   c. Issuance of senior securities ...............    1,628,015          57,395          103,889           330,531

   d. Underwriting activities .....................    1,610,300          69,860          109,139           330,531

   e. Purchase and sale of real estate ............    1,617,565          71,214          100,520           330,531

   f. Limits on lending ...........................    1,567,195         107,234          114,871           330,531

                         RESULTS OF SHAREHOLDER MEETING
                       PHOENIX FOREIGN OPPORTUNITIES FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

   At a special meeting of shareholders of Phoenix Foreign Opportunities Fund (the "Fund"), a series of Phoenix Adviser Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to amend the fundamental investment restrictions of the funds of the Phoenix Adviser Trust to conform to the standard fundamental investment restrictions of the Phoenix Funds. (Proposal 5)


         5.a. Investment of more than 25% of assets in companies engaged in one industry
         5.b. Limits on borrowing
         5.c. Issuance of senior securities
         5.d. Underwriting activities
         5.e. Purchase and sale of real estate
         5.f. Limits on lending

NUMBER OF ELIGIBLE UNITS VOTED:
                                                          FOR            AGAINST          ABSTAIN      BROKER NON-VOTES
                                                          ---            -------          -------      ----------------

1. To amend the fundamental investment
   restrictions of the funds of the Phoenix
   Adviser Trust to conform to the standard fundamental investment restrictions of the
   Phoenix Funds. (Proposal 5)

   a. Investment of more than 25% of assets in
      companies engaged in one industry ...........    5,788,484         124,514           93,584         1,058,787

   b. Limits on borrowing .........................    5,855,820          69,461           81,302         1,058,787

   c. Issuance of senior securities ...............    5,808,658          83,555          114,370         1,058,787

   d. Underwriting activities .....................    5,826,009          74,933          105,641         1,058,787

   e. Purchase and sale of real estate ............    5,435,828         475,226           95,528         1,058,787

   f. Limits on lending ...........................    5,836,697          82,653           87,232         1,058,787

FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of February 28, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway           Served since        62             Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC  2005.                              Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                               Trustee/Director, Realty Foundation of New York (1972-present),
New York, NY 10178                                            Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
DOB: 8/2/29                                                   University (Director/Trustee Emeritus) (2003-present), Greater New
                                                              York Councils, Boy Scouts of America (1985-present), The Academy of
                                                              Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                              Property Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                              (2004-present). Director/Trustee, The Harlem Youth Development
                                                              Foundation, (Chairman) (1998-2002), Consolidated Edison Company of
                                                              New York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                              (1974-2002), Centennial Insurance Company (1974-2002), Union Pacific
                                                              Corp. (1978-2002), Accuhealth (1994-2002), Pace University
                                                              (1978-2003), New York Housing Partnership Development Corp.
                                                              (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne        Served since        62             Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court     2005.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries        Served since        63             Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902   2005.                              Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Served since        60             Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.  2005.                              (2001-present). Director/Trustee, Evergreen Funds (88 portfolios)
736 Market Street,                                            (1989-present). Trustee, Phoenix Funds Family (1980-present).
Suite 1430                                                    Director, Diversapak (2002-present), Obaji Medical Products Company
Chattanooga, TN 37402                                         (2002-present). Director, Lincoln Educational Services (2002-2004).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Served since        62             Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
40 East 88th Street        2005.                              Managing Director, U.S. Trust Company of New York (private bank)
New York, NY 10128                                            (1982-2006).
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

38

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates             Served since        60             Trustee/Director, Phoenix Funds Family (1987-present). Managing
c/o Northeast Partners     2005.                              Director, Wydown Group (consulting firm) (1994-present). Director,
150 Federal Street,                                           Investors Financial Service Corporation (1995-present), Investors
Suite 1000                                                    Bank & Trust Corporation (1995-present), Stifel Financial
Boston, MA 02110                                              (1996-present), Connecticut River Bancorp (1998-present), Connecticut
DOB: 5/31/46                                                  River Bank (1999-present), Trust Company of New Hampshire
                                                              (2002-present). Chairman, Emerson Investment Management, Inc.
                                                              (2000-present). Independent Chairman, John Hancock Trust (93
                                                              Portfolios) (since 2005), Trustee, John Hancock Funds II (74
                                                              Portfolios) (since 2005), Trustee, John Hancock Trust (2004-2005).
                                                              Director/Trustee, 1Mind, Inc. (formerly 1Mind.com) (2000-2002),
                                                              Plymouth Rubber Co. (1995-2003). Director and Treasurer, Endowment
                                                              for Health, Inc. (2000-2004). Chairman, Hudson Castle Group, Inc.
                                                              (Formerly IBEX Capital Markets, Inc.) (financial services)
                                                              (1997-2006). John Hancock Funds III (8 Portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Served since        60             Managing Director, Northway Management Company (1998-present).
73 Briggs Way              2005.                              Trustee/Director, Phoenix Funds Family (1983-present).
Chatham, MA 02633
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck    Served since        60             Director, Banco Urquijo (Chairman) (1998-present). Trustee, Phoenix
Nederpolder, 7             2005.                              Funds Family (2002-present). Director EASDAQ (Chairman)
B-9000 Gent, Belgium                                          (2001-present), The JP Morgan Fleming Continental European Investment
DOB: 7/30/42                                                  Trust (1998-present), Groupe SNEF (1998-present), Santens N.V.
                                                              (1999-present). Managing Director, Almanij N.V. (1992-2003).
                                                              Director, KBC Bank and Insurance Holding Company (Euronext)
                                                              (1992-2003), KBC Bank (1992-2003), KBC Insurance (1992-2003),
                                                              Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco N.V.
                                                              (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                              Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Director, Degussa
                                                              Antwerpen N.V. (1998-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward          Served since              60       Senior Executive Vice President and President, Asset Management, The
DOB: 8/17/64(1)            November                           Phoenix Companies, Inc. (since 2007). Director (2006-present),
                           2006.                              President (2006-present) and Chief Operating Officer (2004-present),
                                                              Phoenix Investment Partners, Ltd. Director (2006-present) and
                                                              President (since 2007), DPCM Holding, Inc. Director and Executive
                                                              Vice President, Duff & Phelps Investment Management Co.
                                                              (2006-present). Director (2006-present) and Executive Vice President
                                                              (2005-present), Engemann Asset Management. President, Euclid
                                                              Advisers, LLC (2006-present). Director (2006-present) and Executive
                                                              Vice President (2005-present), Goodwin Capital Advisers, Inc.
                                                              Executive Vice President, Kayne Anderson Rudnick Investment
                                                              Management, LLC (since 2007). Director and President, Pasadena
                                                              Capital Corporation (2006-present). Director and Executive Vice
                                                              President, Phoenix Equity Planning Corporation (2005-present).
                                                              Director and President, Phoenix Investment Counsel, Inc.
                                                              (2006-present). President, Phoenix/Zweig Advisers, LLC
                                                              (2006-present). Executive Vice President, PXP Securities Corp.
                                                              (2005-present). Director and President, Rutherford Financial
                                                              Corporation (2006-present). Executive Vice President, Rutherford,
                                                              Brown & Catherwood, LLC (2006-present). Executive Vice President, SCM
                                                              Advisers LLC (2006-present). President, the Phoenix Funds Family
                                                              (2006-present). Previously, Vice President, Phoenix Life Insurance
                                                              Company (2002-2004). Vice President, The Phoenix Companies, Inc.
                                                              (2003-2004). Vice President, Finance, Phoenix Investment Partners,
                                                              Ltd. (2001-2002). Executive Vice President, the Phoenix Funds Family
                                                              (2004-2006). Executive Vice President, Phoenix Investment Partners,
                                                              Ltd. (2004-2006), Phoenix Investment Counsel, Inc. (2005-2006),
                                                              Euclid Advisers, LLC (2005-2006), Rutherford Financial Corporation
                                                              (2005-2006), Phoenix/Zweig Advisers, LLC (2005-2006) and DPCM
                                                              Holding, Inc. (2005-2007). Senior Vice President and Chief Operating
                                                              Officer, Asset Management, The Phoenix Companies, Inc. (2004-2007).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)     Served since              60       Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC    2005.                              Trustee/Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                         Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance
59th Floor                                                    Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)    Served since              80       Partner, Cross Pond Partners, LLC (2006-present), Director, PXRE
200 Bridge Street          2005.                              Corporation (Reinsurance) (1985-present), World Trust Fund
Chatham, MA 02633                                             (1991-present). Director/Trustee, Phoenix Funds Complex
DOB: 10/23/46              Chairman                           (1989-present). Management Consultant (2002-2004), Chairman
                                                              (1997-2002), Chief Executive Officer (1995-2002), Director
                                                              (1995-2002), Phoenix Investment Partners, Ltd., Director and
                                                              Executive Vice President, The Phoenix Companies, Inc. (2000-2002).
                                                              Director (1994-2002) and Executive Vice President, Investments
                                                              (1987-2002), Phoenix Life Insurance Company. Director (1983-2002) and
                                                              Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                              (1982-2002), Chairman (2000-2002) and President (1990-2000), Phoenix
                                                              Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                              Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                              2002-September 2002), Phoenix Investment Management Company. Director
                                                              and Executive Vice President, Phoenix Life and Annuity Company
                                                              (1996-2002). Executive Vice President (1994-2002) and Chief
                                                              Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                              Director, Phoenix National Trust Holding Company (2001-2002).
                                                              Director (1985-2002), Vice President (1986-2002) and Executive Vice
                                                              President (April 2002-September 2002), PM Holdings, Inc. Director,
                                                              WS Griffith Associates, Inc. (1995-2002). Director, WS Griffith
                                                              Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITION(S) HELD WITH
  NAME, ADDRESS AND          TRUST AND LENGTH OF                                       PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH               TIME SERVED                                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss        Senior Vice President                  Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52           since 2006.                            (1994-2000), Phoenix Equity Planning Corporation. Vice President,
                                                               Phoenix Investment Partners, Ltd. (2003-present). Senior Vice
                                                               President, the Phoenix Funds Family (since 2006). Vice President, The
                                                               Phoenix Edge Series Fund (1994-present), Treasurer, The Zweig Fund
                                                               Inc. and The Zweig Total Return Fund Inc. (2003- present). Chief
                                                               Financial Officer (2005-2006) and Treasurer (1994-2006), or Assistant
                                                               Treasurer (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman      Senior Vice President                  Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62            since 2005.                            Phoenix Companies, Inc. (since 2006). Senior Vice President, Asset
                                                               Management Product Development, Phoenix Investment Partners, Ltd.
                                                               (2005-present). Director and President, Phoenix Equity Planning
                                                               Corporation (since 2006). Senior Vice President, Phoenix Investment
                                                               Counsel, Inc. (since 2006). Director, DPCM Holdings, Inc., Duff &
                                                               Phelps Investment Management Company and Pasadena Capital Corporation
                                                               (since 2006). President, PXP Securities Corp. (2004-present). Senior
                                                               Vice President, the Phoenix Funds Family (2004-present). Senior Vice
                                                               President and Chief Administrative Officer, Phoenix Investment
                                                               Partners, Ltd., (2003-2004). Senior Vice President and Chief
                                                               Administrative Officer, Phoenix Equity Planning Corporation
                                                               (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch            Vice President and                     Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-Dimenna       Chief Compliance Officer               (1989-present). Vice President and Chief Compliance Officer, certain
Associates, LLC         since 2005.                            Funds within the Phoenix Fund Complex (2004-present). Vice President,
900 Third Avenue                                               The Zweig Total Return Fund, Inc. (2004-present). Vice President, The
New York, NY 10022                                             Zweig Fund, Inc. (2004-present). President and Director of Watermark
DOB: 9/23/45                                                   Securities, Inc. (1991-present). Assistant Secretary of Gotham
                                                               Advisors Inc. (1990-present). Secretary, Phoenix-Zweig Trust
                                                               (1989-2003). Secretary, Phoenix-Euclid Market Neutral Fund
                                                               (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley      Chief Financial Officer and            Second Vice President, Fund Administration, Phoenix Investment
DOB: 3/2/72             Treasurer since 2006.                  Partners, Ltd. (2004-present). Chief Financial Officer and Treasurer
                                                               (2006-present) or Chief Financial Officer and Treasurer
                                                               (2005-present), certain funds within the Phoenix Fund Family. Vice
                                                               President, Chief Financial Officer, Treasurer and Principal
                                                               Accounting Officer, The Phoenix Edge Series Fund (since 2006).
                                                               Assistant Treasurer, certain funds within the Phoenix Fund Complex
                                                               (2004-2006). Senior Manager (2002-2004), Manager (2000-2002), Audit,
                                                               Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr           Vice President,                        Vice President and Counsel, Phoenix Life Insurance Company (2005-
One American Row        Chief Legal Officer,                   present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102      Counsel and                            of certain funds within the Phoenix Fund Family (2005-present).
DOB: 8/30/54            Secretary since 2005.                  Compliance Officer of Investments and Counsel, Travelers Life &
                                                               Annuity Company (January 2005-May 2005). Assistant General Counsel,
                                                               The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX ADVISER TRUST
101 Munson Street
Greenfield, MA 01301-9688


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[LOGO] PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP4297                                                                     4-07
BPD31322

The Report to Shareholders is attached herewith.

[NOTE TO FINANCIAL PRINTER: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $51,000 for 2007 and $34,200 for 2006.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 for 2007 and $2,000 for 2006. Services related to these fees are for the review of the semi annual report.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,050 for 2007 and $8,700 for 2006.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Adviser Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100% for 2007; 100% for 2006

                  (c) 100% for 2007; 100% for 2006

                  (d) Not applicable for 2007; not applicable for 2006

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $991,980 for 2007 and $798,509 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Phoenix Adviser Trust
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ George R. Aylward
                         ------------------------------------------------------
                               George R. Aylward, President
                               (principal executive officer)

Date May 4, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, President
                               (principal executive officer)

Date May 4, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ W. Patrick Bradley
                         -------------------------------------------------------
                               W. Patrick Bradley, Chief Financial Officer
                               and Treasurer
                               (principal financial officer)

Date May 4, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.